Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial instruments
Schedule of financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy
Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Securities at FVOCI - Corporate debt	—	78,372	—	78,372

Derivative financial instruments - assets:
Interest rate swaps	—	483	—	483
Cross-currency swaps	—	45,806	—	45,806
Foreign exchange forwards	—	21,870	—	21,870
Total derivative financial instrument assets	—	68,159	—	68,159
Total assets at fair value	—	146,531	—	146,531

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	544	—	544
Cross-currency swaps	—	33,217	—	33,217
Total derivative financial instruments - liabilities	—	33,761	—	33,761
Total liabilities at fair value	—	33,761	—	33,761
A.    Recurring valuation (continued)

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Securities at FVOCI - Corporate debt	—	194,491	—	194,491
Loans at FVTPL	—	—	5,313	5,313
Total	—	194,491	5,313	199,804

Derivative financial instruments - assets:
Interest rate swaps	—	1,282	—	1,282
Cross-currency swaps	—	9,523	—	9,523
Total derivative financial instrument assets	—	10,805	—	10,805
Total assets at fair value	—	205,296	5,313	210,609

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	538	—	538
Cross-currency swaps	—	27,917	—	27,917
Total derivative financial instruments - liabilities	—	28,455	—	28,455
Total liabilities at fair value	—	28,455	—	28,455

Schedule of carrying value and an estimated fair value of the bank's financial instruments that are not measured on a recurring basis
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2022
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,241,586	1,241,586	—	1,241,586	—
Securities at amortized cost (1)	945,260	895,154	—	894,034	1,120
Loans at amortized cost (2)	6,760,434	6,785,652	—	6,785,652	—
Customers' liabilities under acceptances	163,345	163,345	—	163,345	—

Liabilities
Deposits	3,205,386	3,205,386	—	3,205,386	—
Securities sold under repurchase agreements	300,498	300,498	—	300,498	—
Borrowings and debt, net	4,416,511	4,389,902	—	4,389,902	—
Acceptances outstanding	163,345	163,345	—	163,345	—
and unearned interest and deferred fees of

	December 31, 2021
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,253,052	1,253,052	—	1,253,052	—
Securities at amortized cost (1)	637,422	632,848	—	628,284	4,564
Loans at amortized cost, net (2)	5,707,709	5,806,915	—	5,806,915	—
Customers' liabilities under acceptances	201,515	201,515	—	201,515	—

Liabilities
Deposits	3,037,457	3,037,457	—	3,037,457	—
Securities sold under repurchase agreements	427,497	427,497	—	427,497	—
Borrowings and debt, net	3,304,178	3,294,135	—	3,294,135	—
Acceptances outstanding	201,515	201,515	—	201,515	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $11.2 million and the allowance for expected credit losses of $8.0 million as of December 31, 2022 (accrued interest receivable of $8.1 million and the allowance for expected credit losses of $1.8 million as of December 31, 2021).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $70.0 million, the allowance for expected credit losses of $55.2 million and unearned interest and deferred fees of $17.3 million as of December 31, 2022 (accrued interest receivable of $23.3 million, the allowance for expected credit losses of $41.5 million and unearned interest and deferred fees of $8.7 million as of December 31, 2021).
C
Schedule of movement of instruments measured at level 3 fair value
The following table presents the movement of a level 3 financial instruments measured at fair value :

Loans at FVTPL

At December 31, 2020	4,949
Net changes in fair value(1)	364
At December 31, 2021	5,313
Net changes in fair value(1)	437
Sales	(5,750)
At December 31, 2022	—

Schedule of significant inputs used in the measurement of instruments at level 3 fair value
Inputs used in the fair value measurement are detailed as follows:

Observable inputs	Unobservable inputs
Forward interest rate referenced to 12M USD Libor	Discount rate or discount margin of floating rate bond "USD US composite B+" with credit risk similar to the instrument analyzed adjusted by the country risk premium.

Fair value measurement sensitivity to unobservable inputs – discount rate	2021
A significant increase in volatility would result in a lower fair value	6.860% to 7.84%

Schedule of changing one or more assumptions used can generate the following effect	For fair value measurements in level 3, changing one or more of the assumptions used would have the following effects.

Loans at FVTPL	Effect on profit or loss
+ 100 bps to the observable and unobservable inputs	(108)
- 100 bps to the observable and unobservable inputs	111